UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-05684

Alpine Equity Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY  10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  January 31, 2017

Item 1. Schedule of Investments.

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments

January 31, 2017 (Unaudited)

Shares	Security Description	Value

Common Stocks-91.8%

Asia-39.9%

China-4.1%
305,000	China Overseas Land & Investment, Ltd.	$902,157
748,261	China Resources Land, Ltd.	1,865,131
342,000	Guangzhou R&F Properties Co., Ltd.-Class H	439,903
725,000	Longfor Properties Co., Ltd.	1,048,409
		4,255,600
India-11.9%
2,099,872	DB Realty, Ltd. (a)	1,227,208
1,000,000	DLF, Ltd.	1,997,936
2,290,373	Hirco PLC (a)(b)(c)	0
500,000	Housing Development & Infrastructure, Ltd. (a)	459,872
185,910	Kolte-Patil Developers, Ltd.	259,088
374,877	Prestige Estates Projects, Ltd.	922,757
198,276	Sobha, Ltd.	759,846
2,000,000	South Asian Real Estate PLC (a)(b)(c)(d)	3,799,158
540,000	The Phoenix Mills, Ltd.	2,745,965
		12,171,830
Japan-17.4%
20,000	Aeon Mall Co., Ltd.	290,320
330,691	Hulic Co., Ltd.	3,227,540
1,200	Ichigo Hotel REIT Investment Corp.	1,350,810
800,000	Ichigo, Inc.	2,600,301
2,738	Invincible Investment Corp.	1,294,918
2,000	Japan Hotel REIT Investment Corp.	1,404,659
578,312	Kenedix, Inc.	2,166,557
500	LaSalle Logiport REIT	476,486
86,725	Mitsui Fudosan Co., Ltd.	2,009,707
62	Nippon Prologis REIT, Inc.	129,590
8,000	Open House Co., Ltd.	187,193
42,728	Resorttrust, Inc.	787,881
85,000	Seibu Holdings, Inc.	1,434,107
30,000	Shinoken Group Co., Ltd.	502,701
		17,862,770
Philippines-1.6%
1,237,077	Ayala Land, Inc.	883,715
10,500,000	Megaworld Corp.	774,339
1	SM Prime Holdings, Inc.	1
		1,658,055
Singapore-2.7%
2,429,000	Banyan Tree Holdings, Ltd. (a)	870,362
1,001,420	Global Logistic Properties, Ltd.	1,847,442
		2,717,804
Thailand-0.4%
253,746	Central Pattana PCL	407,176
United Arab Emirates-1.8%
900,000	Emaar Properties PJSC	1,820,632
	Total Asia (Cost $70,843,419)	40,893,867

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

Europe-34.2%

France-5.2%
66,000	Accor SA	2,672,118
20,526	Klepierre	778,847
37,901	Nexity SA	1,859,956
		5,310,921
Germany-4.1%
41,500	ADO Properties SA (e)	1,482,631
100,000	Aroundtown Property Holdings PLC	436,118
50,000	Dream Global Real Estate Investment Trust	366,186
1,247,900	Sirius Real Estate, Ltd.	767,851
58,548	TLG Immobilien AG	1,111,101
		4,163,887
Ireland-6.4%
757,791	Cairn Homes PLC (a)	1,036,860
798,000	Dalata Hotel Group PLC (a)	3,695,581
518,484	Green REIT PLC	727,614
866,666	Hibernia REIT PLC	1,138,584
		6,598,639
Italy-0.4%
55,737	COIMA RES SpA (a)(e)	410,948
Netherlands-2.4%
35,000	InterXion Holding NV (a)	1,345,050
110,000	NSI NV	447,312
15,000	Wereldhave NV	656,606
		2,448,968
Poland-0.4%
100,000	Atrium European Real Estate, Ltd.	418,846
3,265,000	Nanette Real Estate Group NV (a)(b)(c)	11,278
		430,124
Spain-5.3%
170,744	Hispania Activos Inmobiliarios Socimi SA	2,101,226
131,029	Lar Espana Real Estate Socimi SA	995,213
100,000	Melia Hotels International SA	1,282,446
100,000	Merlin Properties Socimi SA	1,117,822
		5,496,707
Sweden-3.0%
100,877	JM AB	3,044,612
United Kingdom-7.0%
100,000	Countryside Properties PLC (e)	293,743
1,254,024	IWG PLC	3,939,171
63,392	Kennedy Wilson Europe Real Estate PLC	756,002
252,084	LondonMetric Property PLC	468,071
408,331	Purplebricks Group PLC (a)	981,129
200,000	St Modwen Properties PLC	801,849
		7,239,965
	Total Europe (Cost $34,166,538)	35,144,771

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

Middle East/Africa-0.5%

South Africa-0.5%
70,000	Accelerate Property Fund, Ltd.	34,286
100,000	Rebosis Property Fund, Ltd.	94,249
250,000	Redefine Properties, Ltd.	206,679
130,000	Vukile Property Fund, Ltd.	180,408
		515,622
	Total Middle East/Africa (Cost $509,902)	515,622

North & South America-17.2%

Brazil-3.7%
220,535	Cyrela Commercial Properties SA Empreendimentos e Participacoes	672,572
336,829	Direcional Engenharia SA	631,735
912,132	General Shopping Brasil SA (a)	1,230,225
155,394	Sao Carlos Empreendimentos e Participacoes SA	1,316,689
		3,851,221
Mexico-4.2%
500,000	Concentradora Fibra Hotelera Mexicana SA de CV	363,248
766,024	Corp. Inmobiliaria Vesta SAB de CV	842,669
1,000,979	Fibra Uno Administracion SA de CV	1,434,256
1,000,000	Grupo GICSA SA de CV (a)	542,355
1,257,643	Hoteles City Express SAB de CV (a)	1,104,248
		4,286,776
United States-9.3%
10,000	CyrusOne, Inc.	481,600
40,000	DR Horton, Inc.	1,196,400
6,000	Equinix, Inc.	2,309,880
35,000	LGI Homes, Inc. (a)	1,087,100
75,000	NorthStar Realty Europe Corp.	900,750
225,000	TerraForm Power, Inc.-Class A (a)	2,670,750
50,000	William Lyon Homes-Class A (a)	882,500
		9,528,980
	Total North & South America (Cost $27,675,325)	17,666,977
	Total Common Stocks (Cost $133,195,184)	94,221,237
Short-Term Investments-8.5%
$8,734,000	State Street Eurodollar Time Deposit, 0.01%	8,734,000
	Total Short-Term Investments (Cost $8,734,000)	8,734,000
Total Investments (Cost $141,929,184) (f) -100.3%		102,955,237
Liabilities in Excess of Other Assets-(0.3)%		(302,458)
TOTAL NET ASSETS 100.0%		$102,652,779

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Illiquid security.

(c) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 3.7% of the Fund’s net assets.

(d) Private placement.

(e) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 2.1% of the Fund’s net assets.

(f) See Note 2B for the cost of investments for federal tax purposes.

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

AB-Aktiebolag is the Swedish equivalent of a corporation.

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PCL-Public Company Limited

PJSC-Public Joint Stock Company

PLC-Public Limited Company

REIT-Real Estate Investment Trust

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments

January 31, 2017 (Unaudited)

Shares	Security Description	Value

Real Estate Investment Trusts-102.6%

Apartments-15.3%
15,000	American Campus Communities, Inc.	$729,300
25,625	AvalonBay Communities, Inc. (a)	4,441,069
14,500	Camden Property Trust	1,211,765
68,360	Equity Residential (a)	4,154,237
23,665	Essex Property Trust, Inc. (a)	5,308,059
36,900	UDR, Inc.	1,289,655
		17,134,085
Diversified-5.6%
26,114	American Assets Trust, Inc. (a)	1,121,074
10,000	Forest City Realty Trust, Inc.-Class A	226,400
46,117	Vornado Realty Trust (a)	4,902,698
		6,250,172
Health Care-6.3%
16,887	HCP, Inc.	512,014
25,413	Omega Healthcare Investors, Inc.	814,995
27,344	Sabra Health Care REIT, Inc.	694,537
55,712	Ventas, Inc. (a)	3,435,759
24,803	Welltower, Inc.	1,644,439
		7,101,744
Lodging-3.6%
30,000	Ashford Hospitality Prime, Inc.	403,200
29,696	Chatham Lodging Trust	598,077
20,658	Chesapeake Lodging Trust	528,845
72,100	Host Hotels & Resorts, Inc.	1,302,847
27,000	Park Hotels & Resorts, Inc.	732,780
15,300	Pebblebrook Hotel Trust	457,623
		4,023,372
Manufactured Homes-1.9%
28,900	Equity LifeStyle Properties, Inc.	2,136,866
Mortgage & Finance-1.7%
46,144	Apollo Commercial Real Estate Finance, Inc.	803,367
50,000	Starwood Property Trust, Inc.	1,113,000
		1,916,367
Net Lease-0.6%
9,012	EPR Properties	666,618
Office-Industrial Buildings-42.0%
48,528	Alexandria Real Estate Equities, Inc. (a)	5,377,873
49,611	Boston Properties, Inc.	6,494,080
36,671	CoreSite Realty Corp.	3,158,473
37,087	Cousins Properties, Inc.	315,239
29,169	CyrusOne, Inc.	1,404,779
50,000	Digital Realty Trust, Inc.	5,381,500
57,509	Douglas Emmett, Inc.	2,176,141
26,196	Duke Realty Corp.	637,349
38,852	DuPont Fabros Technology, Inc.	1,844,693
45,455	Empire State Realty Trust, Inc.-Class A	931,373
8,000	Equinix, Inc.	3,079,840
15,714	Hudson Pacific Properties, Inc.	556,433

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

38,773	Kilroy Realty Corp. (a)	2,902,159
18,708	Liberty Property Trust	718,200
15,000	Mack-Cali Realty Corp.	420,300
71,882	New York REIT, Inc.	715,226
35,608	Paramount Group, Inc.	594,298
4,635	Parkway, Inc. (b)	98,679
89,400	Prologis, Inc.	4,367,190
35,000	SL Green Realty Corp. (a)	3,813,950
32,537	STAG Industrial, Inc.	752,906
51,058	Terreno Realty Corp.	1,388,267
		47,128,948
REIT - Infrastructure-1.6%
17,500	American Tower Corp.	1,811,250
Retail Centers-17.9%
42,191	CBL & Associates Properties, Inc.	457,773
25,075	DDR Corp.	380,639
12,100	Federal Realty Investment Trust (a)	1,699,203
76,000	GGP, Inc.	1,887,840
50,000	Kimco Realty Corp.	1,244,500
10,000	Regency Centers Corp.	697,300
49,295	Simon Property Group, Inc. (a)	9,058,942
19,106	Taubman Centers, Inc. (a)	1,353,469
30,928	The Macerich Co. (a)	2,124,444
23,058	Urban Edge Properties	644,932
15,130	Weingarten Realty Investors	539,082
		20,088,124
Storage-6.1%
17,500	Extra Space Storage, Inc.	1,260,875
12,000	National Storage Affiliates Trust	267,000
24,665	Public Storage (a)	5,302,975
		6,830,850
	Total Real Estate Investment Trusts (Cost $56,266,756)	115,088,396
Common Stocks-0.6%

Lodging-0.6%
7,200	Marriott International, Inc.-Class A	609,120
	Total Common Stocks (Cost $382,278)	609,120
Preferred Stocks-1.3%

Diversified-0.5%
22,167	Colony NorthStar, Inc.-Series B, 8.250%	561,712
Retail Centers-0.8%
37,843	CBL & Associates Properties, Inc.-Series D, 7.375%	932,830
	Total Preferred Stocks (Cost $1,166,419)	1,494,542
Total Investments (Cost $57,815,453) (c) - 104.5%		117,192,058
Liabilities in Excess of Other Assets-(4.5)%		(5,031,927)
TOTAL NET ASSETS 100.0%		$112,160,131

Percentages are stated as a percent of net assets.

(a) All or a portion of the security has been designated as collateral for the line of credit.

(b) Non-income producing security.

(c) See Note 2B for the cost of investments for federal tax purposes.

REIT-Real Estate Investment Trust

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments

January 31, 2017 (Unaudited)

Shares	Security Description	Value

Common Stocks-92.9%

Asia-61.8%

China-33.1%
25,000	CapitaLand Retail China Trust	$25,189
80,000	China Jinmao Holdings Group, Ltd.	23,612
105,000	China Overseas Land & Investment, Ltd.	310,579
82,357	China Resources Land, Ltd.	205,285
32,000	China State Construction International Holdings, Ltd.	52,296
21,000	China Vanke Co., Ltd.-Class H	53,590
235,000	CIFI Holdings Group Co., Ltd.	66,330
75,500	Fantasia Holdings Group Co., Ltd.	9,439
40,000	Greentown China Holdings, Ltd. (a)	33,046
24,000	Guangzhou R&F Properties Co., Ltd.-Class H	30,870
250,000	Joy City Property, Ltd.	32,221
140,000	KWG Property Holding, Ltd.	80,836
95,000	Longfor Properties Co., Ltd.	137,378
60,000	Shanghai Jin Jiang International Hotels Group Co., Ltd.-Class H	16,162
140,000	Shenzhen Investment, Ltd.	57,199
20,000	Shimao Property Holdings, Ltd.	26,911
50,000	Shui On Land, Ltd.	10,568
40,000	Sino-Ocean Group Holding, Ltd.	17,322
35,000	Times Property Holdings, Ltd.	18,179
		1,207,012
India-1.0%
50,000	Ascendas India Trust	37,251
Indonesia-8.6%
22,000	First Real Estate Investment Trust	19,825
40,000	Lippo Malls Indonesia Retail Trust	11,069
1,500,000	PT Bekasi Fajar Industrial Estate TBK	37,521
480,159	PT Bumi Serpong Damai TBK	65,807
497,222	PT Ciputra Development TBK	49,154
40,000	PT Lippo Cikarang TBK (a)	14,918
600,714	PT Pakuwon Jati TBK	25,194
2,200,000	PT Puradelta Lestari TBK	39,214
340,000	PT Summarecon Agung TBK	33,357
400,000	PT Surya Semesta Internusa TBK	19,023
		315,082
Malaysia-0.5%
50,000	Eco World Development Group BHD (a)	16,480
Philippines-6.7%
140,307	Ayala Land, Inc.	100,229
15,000	DoubleDragon Properties Corp. (a)	15,538
264,000	Filinvest Land, Inc.	8,594
400,000	Megaworld Corp.	29,499
27,000	Robinsons Land Corp.	13,618
110,000	SM Prime Holdings, Inc.	65,648
100,000	Vista Land & Lifescapes, Inc.	10,188
		243,314
Singapore-2.1%
22,000	Ascott Residence Trust	17,717
31,500	Global Logistic Properties, Ltd.	58,112
		75,829

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

Thailand-6.2%
50,000	Amata Corp. PCL	21,585
120,000	Ananda Development PCL	17,381
150,000	AP Thailand PCL	31,525
150,000	BTS Group Holdings PCL-NVDR	35,572
45,000	Central Pattana PCL	72,210
50,000	Land & Houses PCL	13,775
30,000	Land and Houses PCL-NVDR	8,265
210,000	The Erawan Group PCL	26,481
		226,794
United Arab Emirates-3.4%
90,000	Aldar Properties PJSC	62,730
30,000	Emaar Properties PJSC	60,688
		123,418
Vietnam-0.2%
31,600	Amata VN PCL	6,462
	Total Asia (Cost $2,215,045)	2,251,642

Europe-3.9%

Austria-1.1%
2,000	CA Immobilien Anlagen AG	39,369
Greece-0.2%
1,000	Grivalia Properties REIC AE	8,571
Poland-1.0%
9,000	Atrium European Real Estate, Ltd. (b)	37,696
Russia-0.5%
5,000	Etalon Group, Ltd.-GDR	19,350
Spain-1.1%
3,000	Melia Hotels International SA (b)	38,474
	Total Europe (Cost $135,655)	143,460

Middle East/Africa-11.4%

Egypt-2.9%
60,000	Emaar Misr for Development SAE (a)	7,947
26,000	Medinet Nasr Housing (a)	26,137
150,000	Palm Hills Developments SAE	22,243
110,000	Talaat Moustafa Group	49,224
		105,551
Morocco-0.4%
700	Residences Dar Saada	13,676
South Africa-8.1%
30,000	Delta Property Fund, Ltd.	18,145
9,000	Emira Property Fund, Ltd. (b)	9,618
25,000	Growthpoint Properties, Ltd. (b)	48,794
6,000	Hyprop Investments, Ltd.	53,437
55,000	Redefine Properties, Ltd. (b)	45,469
7,000	Resilient REIT, Ltd.	60,914
77,000	SA Corporate Real Estate Fund Nominees Pty, Ltd. (b)	32,571

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

18,400	Vukile Property Fund, Ltd. (b)	25,535
		294,483
	Total Middle East/Africa (Cost $389,002)	413,710

North & South America-15.8%

Argentina-1.3%
1,500	IRSA Inversiones y Representaciones SA-ADR (a)(b)	32,190
3,100	TGLT SA-GDR (a)(c)	14,722
		46,912
Brazil-9.7%
3,259	Aliansce Shopping Centers SA	15,462
1,000	BB Progressivo II FII	41,922
21,913	BR Malls Participacoes SA (a)	102,016
30	CSHG Brasil Shopping Investimento Imobiliario	19,813
5,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	20,548
4,000	Direcional Engenharia SA	7,502
3,612	Ez Tec Empreendimentos e Participacoes SA	20,931
33,000	Gafisa SA	25,762
2,538	General Shopping Brasil SA (a)	3,423
1,488	Helbor Empreendimentos SA	1,176
1,600	Iguatemi Empresa de Shopping Centers SA	15,131
200	Kinea Renda Imobiliaria FII	9,825
10,000	MRV Engenharia e Participacoes SA	40,494
1,400	Multiplan Empreendimentos Imobiliarios SA	27,746
2,000	Tecnisa SA	1,771
		353,522
Chile-1.4%
20,627	Parque Arauco SA	50,091
Mexico-3.4%
7,937	Concentradora Fibra Hotelera Mexicana SA de CV (b)	5,766
16,244	Corp. Inmobiliaria Vesta SAB de CV (b)	17,869
40,000	Fibra Uno Administracion SA de CV (b)	57,314
35,000	Grupo GICSA SA de CV (a)	18,983
18,000	TF Administradora Industrial S de RL de CV	24,635
		124,567
	Total North & South America (Cost $566,586)	575,092
	Total Common Stocks (Cost $3,306,288)	3,383,904

Preferred Stocks-0.7%

Europe-0.7%

Russia-0.7%
15,000	Raven Russia, Ltd., 12.000%	27,692
	Total Europe (Cost $25,834)	27,692
	Total Preferred Stocks (Cost $25,834)	27,692

Equity-Linked Structured Notes-5.9%

Asia-5.9%

India-5.9%
9,978	Dewan Housing Finance Corp.-Macquarie Bank, Ltd.	41,952
15,000	DLF, Ltd.-Macquarie Bank, Ltd.	29,969
65,000	Housing Development & Infrastructure, Ltd.-Macquarie Bank, Ltd. (a)	59,783
6,000	Oberoi Realty, Ltd.-Macquarie Bank, Ltd.	27,946

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

7,310	Phoenix Mills, Ltd.-Macquarie Bank, Ltd.	37,172
7,000	Prestige Estates Projects, Ltd.-Macquarie Bank, Ltd.	17,231
		214,053
	Total Asia (Cost $231,372)	214,053
	Total Equity-Linked Structured Notes (Cost $231,372)	214,053

Rights-0.0% (d)

North & South America-0.0% (d)

Brazil-0.0% (d)
81	Multiplan Empreendimentos Imobiliarios SA Expiration: February 09, 2017 (a)	115
	Total North & South America (Cost $0)	115
	Total Rights (Cost $0)	115
Total Investments (Cost $3,563,494) (e) -99.5%		3,625,764
Other Assets in Excess of Liabilities-0.5%		16,506
TOTAL NET ASSETS 100.0%		$3,642,270

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security has been designated as collateral for the line of credit.

(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 0.4% of the Fund’s net assets.

(d) Amount is less than 0.05%.

(e) See Note 2B for the cost of investments for federal tax purposes.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

GDR-Global Depositary Receipt

NVDR-Non-Voting Depositary Receipts

PCL-Public Company Limited

PJSC-Public Joint Stock Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments

January 31, 2017 (Unaudited)

Shares	Security Description	Value

Common Stocks-95.4%

Asia-13.1%

China-7.4%
1,538,000	Beijing Enterprises Water Group, Ltd.	$1,072,392
631,000	China Everbright International, Ltd.	769,344
427,000	China Merchants Port Holdings, Co., Ltd.	1,147,450
1,255,500	China Railway Construction Corp., Ltd.-Class H	1,750,829
540,771	China State Construction International Holdings, Ltd.	883,756
1,305,000	COSCO SHIPPING Ports, Ltd.	1,301,821
1,570,200	CRRC Corp., Ltd.-Class H	1,536,019
312,000	ENN Energy Holdings, Ltd.	1,544,136
1,272,100	Zhejiang Expressway Co., Ltd.-Class H	1,283,757
		11,289,504
Indonesia-2.1%
5,336,670	PT Jasa Marga Persero TBK	1,686,632
4,000,000	PT Tower Bersama Infrastructure TBK	1,482,868
		3,169,500
Japan-2.1%
36,100	East Japan Railway Co.	3,270,773
Philippines-1.5%
1,437,700	International Container Terminal Services, Inc.	2,237,514
	Total Asia (Cost $21,162,910)	19,967,291

Europe-30.5%

Finland-0.6%
78,000	DNA OYJ	932,105
France-8.2%
25,000	Aeroports de Paris	2,771,616
22,666	Bouygues SA	823,469
45,500	SFR Group SA	1,319,289
136,300	Suez	2,064,315
204,500	Veolia Environnement SA	3,475,830
28,000	Vinci SA	1,961,667
		12,416,186
Germany-1.2%
29,400	Fraport AG Frankfurt Airport Services Worldwide	1,753,803
Italy-5.6%
131,000	Atlantia SpA	2,976,774
100,200	Buzzi Unicem SpA	2,466,182
180,556	Enav SpA (a)(b)	631,509
588,100	Enel SpA	2,453,075
		8,527,540
Netherlands-1.9%
405,400	Koninklijke KPN NV	1,165,844
39,400	Koninklijke Vopak NV	1,689,170
		2,855,014

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

Portugal-1.6%
445,000	NOS SGPS SA	2,502,286
Spain-7.9%
180,000	Abertis Infraestructuras SA	2,573,635
106,000	Atlantica Yield PLC	2,268,400
241,500	Cellnex Telecom SAU (b)	3,430,801
240,000	EDP Renovaveis SA	1,539,712
239,000	Saeta Yield SA	2,128,504
		11,941,052
United Kingdom-3.5%
82,800	BT Group PLC-SP ADR	1,603,008
208,900	Ferrovial SA	3,777,251
		5,380,259
	Total Europe (Cost $49,315,107)	46,308,245

North & South America-51.8%

Brazil-5.8%
149,800	Cia de Saneamento Basico do Estado de Sao Paulo-ADR	1,492,008
180,000	Cia de Saneamento do Parana	805,433
2,259,298	Cosan Logistica SA (a)	4,223,054
242,030	Energisa SA	1,564,581
300,000	Rumo Logistica Operadora Multimodal SA (a)	714,036
		8,799,112
Canada-5.5%
17,700	Canadian Pacific Railway, Ltd.	2,675,178
81,700	Enbridge, Inc.	3,478,332
29,268	Fortis, Inc.	940,674
15,700	Waste Connections, Inc.	1,260,710
		8,354,894
Mexico-3.1%
7,200	Grupo Aeroportuario del Sureste SAB de CV-ADR	1,043,064
175,000	Infraestructura Energetica Nova SAB de CV	772,053
965,000	OHL Mexico SAB de CV	911,159
235,000	Promotora y Operadora de Infraestructura SAB de CV	2,054,355
		4,780,631
Peru-0.3%
100,000	Grana y Montero SA-SP ADR	451,000
United States-37.1%
33,700	American Electric Power Co., Inc.	2,158,822
27,000	American Tower Corp.	2,794,500
17,600	AT&T, Inc.	742,016
45,000	CMS Energy Corp.	1,917,000
31,200	Comcast Corp.-Class A	2,353,104
42,000	CoreCivic, Inc.	1,219,680
35,200	Crown Castle International Corp.	3,091,616
26,500	DISH Network Corp.-Class A (a)	1,568,005
26,500	DTE Energy Co.	2,613,960
21,000	Dycom Industries, Inc. (a)	1,693,860
45,400	Exelon Corp.	1,628,952
33,700	Genesee & Wyoming, Inc.-Class A (a)	2,539,632
14,000	Kansas City Southern	1,202,740
100,000	Kinder Morgan, Inc.	2,234,000

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

27,500	MasTec, Inc. (a)	1,024,375
24,500	NextEra Energy, Inc.	3,031,140
32,400	Norfolk Southern Corp.	3,805,704
110,000	NRG Energy, Inc.	1,819,400
97,800	NRG Yield, Inc.-Class A	1,589,250
104,100	Pattern Energy Group, Inc.	2,054,934
37,100	PG&E Corp.	2,296,119
52,000	SemGroup Corp.-Class A	2,064,400
57,800	T-Mobile U.S., Inc. (a)	3,599,206
19,500	The Geo Group, Inc.	809,640
105,000	The Williams Cos., Inc.	3,028,200
230,000	TravelCenters of America LLC (a)	1,633,000
17,000	Union Pacific Corp.	1,811,860
		56,325,115
	Total North & South America (Cost $72,018,917)	78,710,752
	Total Common Stocks (Cost $142,496,934)	144,986,288

Equity-Linked Structured Notes-0.4%

Asia-0.4%

India-0.4%
120,500	Bharti Infratel, Ltd.-Macquarie Bank, Ltd.	520,400
	Total Equity-Linked Structured Notes (Cost $633,641)	520,400

Principal Amount
Short-Term Investment-3.4%
$5,179,000	State Street Eurodollar Time Deposit, 0.01%	5,179,000
	Total Short-Term Investment (Cost $5,179,000)	5,179,000
Total Investments (Cost $148,309,575) (c) -99.2%		150,685,688
Other Assets in Excess of Liabilities-0.8%		1,226,684
TOTAL NET ASSETS 100.0%		$151,912,372

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 2.7% of the Fund’s net assets.

(c) See Note 2B for the cost of investments for federal tax purposes.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAU-Sociedad Anonima Unipersonal

SP ADR-Sponsored American Depositary Receipt

SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Global Realty Growth & Income Fund

Schedule of Portfolio Investments

January 31, 2017 (Unaudited)

Shares	Security Description	Value

Common Stocks-96.7%

Asia-22.3%

China-3.1%
18,000	China Overseas Land & Investment, Ltd.	$53,242
20,000	China Resources Land, Ltd.	49,852
35,000	Longfor Properties Co., Ltd.	50,613
		153,707
Hong Kong-1.5%
7,000	Cheung Kong Property Holdings, Ltd.	46,373
2,000	Sun Hung Kai Properties, Ltd.	27,684
		74,057
India-0.5%
30,000	Ascendas India Trust	22,351
Japan-14.4%
250	Daito Trust Construction Co., Ltd.	34,961
5,000	Hulic Co., Ltd.	48,800
40	Ichigo Hotel REIT Investment Corp.	45,027
19,000	Ichigo, Inc.	61,757
100	Invincible Investment Corp.	47,294
80	Japan Hotel REIT Investment Corp.	56,186
11,000	Kenedix, Inc.	41,210
4,000	Mitsubishi Estate Co., Ltd.	76,610
5,500	Mitsui Fudosan Co., Ltd.	127,453
3,600	Seibu Holdings, Inc.	60,739
2,500	Sekisui House, Ltd.	40,486
2,500	Sumitomo Realty & Development Co., Ltd.	67,842
		708,365
Singapore-2.8%
31,000	Ascendas Real Estate Investment Trust	54,110
46,000	Frasers Logistics & Industrial Trust	30,681
30,000	Global Logistic Properties, Ltd.	55,344
		140,135
	Total Asia (Cost $1,134,327)	1,098,615
Australia-7.0%

Australia-7.0%
37,000	Gateway Lifestyle (Stapled Unit)	56,963
10,000	Goodman Group	52,481
23,000	Ingenia Communities Group	45,527
32,000	Mirvac Group	49,266
22,000	Stockland	72,579
20,000	Viva Energy REIT	34,128
5,000	Westfield Corp.	33,332
		344,276
	Total Australia (Cost $343,583)	344,276

Europe-17.5%

France-3.2%
1,800	Klepierre	68,300

Alpine Global Realty Growth & Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

400	Unibail-Rodamco SE	91,952
		160,252
Germany-4.2%
2,500	ADO Properties SA (a)	89,315
3,850	Dream Global Real Estate Investment Trust	28,196
2,500	TLG Immobilien AG	47,444
1,300	Vonovia SE	42,480
		207,435
Ireland-2.4%
15,000	Cairn Homes PLC (b)	20,524
12,000	Dalata Hotel Group PLC (b)	55,573
32,000	Hibernia REIT PLC	42,040
		118,137
Italy-0.6%
4,000	COIMA RES SpA (a)(b)	29,492
Netherlands-0.6%
700	Wereldhave NV	30,642
Norway-0.8%
2,000	Entra ASA (a)	21,581
15,000	Norwegian Property ASA	18,004
		39,585
Poland-0.6%
7,000	Atrium European Real Estate, Ltd.	29,319
Spain-2.8%
4,230	Hispania Activos Inmobiliarios Socimi SA	52,056
2,520	Lar Espana Real Estate Socimi SA	19,140
6,000	Merlin Properties Socimi SA	67,069
		138,265
Sweden-0.8%
4,000	Hemfosa Fastigheter AB	36,972
United Kingdom-1.5%
1,000	Great Portland Estates PLC	7,793
21,000	LondonMetric Property PLC	38,993
4,000	The UNITE Group PLC	29,513
		76,299
	Total Europe (Cost $901,868)	866,398
North & South America-49.9%

Mexico-1.3%
31,000	Corp. Inmobiliaria Vesta SAB de CV	34,102
12,000	Fibra Uno Administracion SA de CV	17,194
13,000	Hoteles City Express SAB de CV (b)	11,414
		62,710
United States-48.6%
440	AvalonBay Communities, Inc.	76,256
900	Boston Properties, Inc.	117,810
400	Camden Property Trust	33,428
5,132	Colony NorthStar, Inc.-Class A	71,438

Alpine Global Realty Growth & Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

800	CoreSite Realty Corp.	68,904
500	CyrusOne, Inc.	24,080
380	Digital Realty Trust, Inc.	40,899
1,000	DuPont Fabros Technology, Inc.	47,480
150	Equinix, Inc.	57,747
1,250	Equity Residential	75,963
310	Essex Property Trust, Inc.	69,533
2,250	Forest City Realty Trust, Inc.-Class A	50,940
1,600	Gaming and Leisure Properties, Inc.	50,608
3,600	GGP, Inc.	89,424
2,000	Host Hotels & Resorts, Inc.	36,140
1,700	Hudson Pacific Properties, Inc.	60,197
1,000	Kilroy Realty Corp.	74,850
1,500	Kimco Realty Corp.	37,335
1,900	Kite Realty Group Trust	45,638
400	LaSalle Hotel Properties	12,068
700	Lennar Corp.-Class A	31,255
1,500	LGI Homes, Inc. (b)	46,590
1,700	MGM Resorts International (b)	48,960
4,500	New York REIT, Inc.	44,775
1,900	NorthStar Realty Europe Corp.	22,819
2,000	Pebblebrook Hotel Trust	59,820
2,700	Prologis, Inc.	131,895
400	Public Storage	86,000
1,050	QTS Realty Trust, Inc.-Class A	52,910
1,600	Simon Property Group, Inc.	294,032
800	SL Green Realty Corp.	87,176
3,500	Starwood Property Trust, Inc.	77,910
200	Taubman Centers, Inc.	14,168
500	The Howard Hughes Corp. (b)	53,305
1,100	The Macerich Co.	75,559
2,000	TRI Pointe Group, Inc. (b)	24,540
1,600	Urban Edge Properties	44,752
575	Vornado Realty Trust	61,128
		2,398,332
	Total North & South America (Cost $2,474,865)	2,461,042
	Total Common Stocks (Cost $4,854,643)	4,770,331

Principal Amount

Short-Term Investments-2.4%
$117,000	State Street Eurodollar Time Deposit, 0.01%	117,000
	Total Short-Term Investments (Cost $117,000)	117,000
Total Investments (Cost $4,971,643) (c) -99.1%		4,887,331
Other Assets in Excess of Liabilities-0.9%		45,853
TOTAL NET ASSETS 100.0%		$4,933,184

Percentages are stated as a percent of net assets.

(a) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 2.8% of the Fund’s net assets.

(b) Non-income producing security.

(c) See Note 2B for the cost of investments for federal tax purposes.

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.

PLC-Public Limited Company

REIT-Real Estate Investment Trust

Alpine Global Realty Growth & Income Fund

Schedule of Portfolio Investments-Continued

January 31, 2017 (Unaudited)

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

SE-SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

Alpine Equity Trust

Notes to Schedule of Portfolio Investments

January 31, 2017 (Unaudited)

1. Organization:

Alpine Equity Trust (the “Equity Trust”) was organized in 1988 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alpine International Real Estate Equity Fund, Alpine Realty Income & Growth Fund, Alpine Emerging Markets Real Estate Fund, Alpine Global Infrastructure Fund and Alpine Global Realty Growth & Income Fund are five separate series of the Equity Trust (individually referred to as a “Fund” and collectively, “the Funds”). The Alpine International Real Estate Equity Fund, Alpine Emerging Markets Real Estate Fund and Alpine Global Infrastructure Fund are diversified funds. The Alpine Realty Income & Growth Fund and Alpine Global Realty Growth & Income Fund are non-diversified funds. Alpine International Real Estate Equity Fund seeks long-term capital growth. Current income is a secondary objective. Alpine Realty Income & Growth Fund seeks a high level of current income. Capital appreciation is a secondary objective. Alpine Emerging Markets Real Estate Fund seeks capital appreciation. Current income is a secondary objective. Alpine Global Infrastructure Fund seeks capital appreciation. Current income is a secondary objective. Alpine Global Realty Growth & Income Fund seeks total return through growth of capital and current income. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946 Financial Services – Investment Companies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Funds are valued at their current fair values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty of the option, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAVs are not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ NAVs are calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and OTC derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

For securities valued by the Funds, valuation techniques are used to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The Board of Trustees adopted procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Board of Trustees has established a Valuation Committee which is responsible for: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.

Fair Value Measurement:

The Funds have adopted FASB ASC, “Fair Value Measurement” (“ASC 820”). ASC 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 —	Unadjusted quoted prices in active markets for identical instruments.

Level 2 —	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 —	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of January 31, 2017:

	Valuation Inputs
International Real Estate Equity Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$36,687,533	$407,176	$3,799,158	$40,893,867
Europe	35,133,493	—	11,278	35,144,771
Middle East/Africa	515,622	—	—	515,622
North & South America	17,666,977	—	—	17,666,977
Short-Term Investments	—	8,734,000	—	8,734,000
Total	$90,003,625	$9,141,176	$3,810,436	$102,955,237

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$47,674	$—	$47,674
Liabilities
Forward Currency Contracts	—	(100,849)	—	(100,849)
Total	$—	$(53,175)	$—	$(53,175)

	Valuation Inputs
Realty Income & Growth Fund *	Level 1	Level 2	Level 3	Total Value
Real Estate Investment Trusts	$115,088,396	$—	$—	$115,088,396
Common Stocks	609,120	—	—	609,120
Preferred Stocks	1,494,542	—	—	1,494,542
Total	$117,192,058	$—	$—	$117,192,058

	Valuation Inputs
Emerging Markets Real Estate Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$2,018,386	$233,256	$—	$2,251,642
Europe	143,460	—	—	143,460
Middle East/Africa	413,710	—	—	413,710
North & South America	575,092	—	—	575,092
Preferred Stocks	27,692	—	—	27,692
Equity-Linked Structured Notes	—	214,053	—	214,053
Rights	—	115	—	115
Total	$3,178,340	$447,424	$—	$3,625,764

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$1,207	$—	$1,207
Liabilities
Forward Currency Contracts	—	(315)	—	(315)
Total	$—	$892	$—	$892

	Valuation Inputs
Global Infrastructure Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$144,986,288	$—	$—	$144,986,288
Equity-Linked Structured Notes	—	520,400	—	520,400
Short-Term Investments	—	5,179,000	—	5,179,000
Total	$144,986,288	$5,699,400	$—	$150,685,688

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$9,263	$—	$9,263
Liabilities
Forward Currency Contracts	—	(78,083)	—	(78,083)
Total	$—	$(68,820)	$—	$(68,820)

	Valuation Inputs
Global Realty Growth & Income Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$4,770,331	$—	$—	$4,770,331
Short-Term Investments	—	117,000	—	117,000
Total	$4,770,331	$117,000	$—	$4,887,331

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$848	$—	$848
Liabilities
Forward Currency Contracts	—	(3,270)	—	(3,270)
Total	$—	$(2,422)	$—	$(2,422)

As of the period ended January 31, 2017, certain securities were transferred from one level (as of October 31, 2016) to another. Based on beginning of period market values as of November 1, 2016, approximately $16,879 was transferred from Level 2 to Level 1 for Emerging Markets Real Estate Fund as a result of an increase in the number of observable inputs that were readily available to the independent pricing service. The Funds recognize transfers as of the beginning of the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

International Real Estate Equity Fund
Balance as of October 31, 2016	$4,173,071
Realized gain (loss)	-
Change in net unrealized depreciation	(362,635)
Purchases	-
Sales	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Balance as of January 31, 2017	$3,810,436
Change in net unrealized appreciation/(depreciation) on Level 3 assets held at period end	$(362,635)

The following table shows the valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments, as of January 31, 2017:

International Real Estate Equity Fund

Asset	Fair Value at 1/31/17	Significant Valuation Technique	Significant Unobservable Input	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:

Common Stock	$3,799,158*	Market Approach	Liquidity Discount	20%	20%	Fair Value would Decrease

			Total Enterprise Value / Revenue	1.81x to 2.26x	2.035x	Fair Value would Increase

			Price / Book	0.79x to 1.14x	0.965x	Fair Value would Increase

		Income Approach	Adjusted Weighted Average Cost of Capital	17.0%-19.0%	18.0%	Fair Value would Decrease

Common Stock	$11,278*	Adjusted Book Value	Discount to NAV	50%	50%	Fair Value would Decrease

* Represents a single security, as of January 31, 2017. As a result, the range of values and weighted average for each unobservable input refer to a single value.

The significant unobservable inputs used in the fair value measurement of common stocks is liquidity discounts, total enterprise value/revenue, total enterprise value/earnings before interest & taxes, price/book, adjusted weighted average cost of capital and discount to NAV. Other market indicators are also considered. Changes in any of those inputs would result in lower or higher fair value measurement.

B. Federal and Other Income Taxes:

It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
International Real Estate Equity Fund	$141,929,184	$11,313,595	$(50,287,542)	$(38,973,947)
Realty Income & Growth Fund	57,815,453	59,621,043	(244,438)	59,376,605
Emerging Markets Real Estate Fund	3,563,494	283,977	(221,707)	62,270
Global Infrastructure Fund	148,309,575	12,763,546	(10,387,433)	2,376,113
Global Realty Growth & Income Fund	4,971,643	228,112	(312,424)	(84,312)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders:

Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

D. Foreign Currency Translation Transactions:

The International Real Estate Equity Fund, Emerging Markets Real Estate Fund and Global Infrastructure Fund may invest without limitation in foreign securities. The Realty Income & Growth Fund may invest up to 35% of its net assets in foreign securities. The Global Realty Growth & Income Fund will invest at least 40% of its net assets in foreign securities. The Funds do not isolate the portion of each portfolio invested in foreign sceurities of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market process. Such fluctuations are included with net realized and unrealized gain or loss from investments. Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translations gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates. The books and records of each Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statements of Operations:

i) fair value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed income securities.

G. Forward Currency Contracts:

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Funds’ forward contracts are not subject to a master netting agreement or similar agreement. The International Real Estate Equity Fund, Emerging Markets Real Estate Fund, Global Infrastructure Fund and Global Realty Growth & Income Fund entered into forward currency contracts during the reporting period to economically hedge against changes in the value of foreign currencies.

The following forward currency contracts were held as of January 31, 2017:

International Real Estate Equity Fund

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
Euro	State Street Bank and Trust Company	06/07/17	9,000,000	EUR	$9,732,600	$9,773,067	$(40,467)
British Pound	State Street Bank and Trust Company	06/07/17	4,000,000	GBP	5,094,880	5,047,206	47,674
Japanese Yen	State Street Bank and Trust Company	06/07/17	1,100,000,000	JPY	9,735,547	9,795,929	(60,382)
						$24,616,202	$(53,175)

Emerging Markets Real Estate Fund

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
Euro	State Street Bank and Trust Company	06/07/17	70,000	EUR	$75,698	$76,013	$(315)
British Pound	State Street Bank and Trust Company	06/07/17	10,000	GBP	12,737	12,618	119
Hong Kong Dollar	State Street Bank and Trust Company	11/03/17	7,755,700	HKD	1,001,640	1,000,552	1,088
						$1,089,183	$892

Global Infrastructure Fund

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
Euro	State Street Bank and Trust Company	06/07/17	13,000,000	EUR	$14,038,570	$14,116,653	$(78,083)
Hong Kong Dollar	State Street Bank and Trust Company	11/03/17	73,000,000	HKD	9,426,896	9,417,633	9,263
						$23,534,286	$(68,820)

Global Realty Growth & Income Fund

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
Hong Kong Dollar	State Street Bank and Trust Company	11/03/17	220,000	HKD	$28,292	$28,382	$90
Hong Kong Dollar	State Street Bank and Trust Company	11/03/17	200,000	HKD	25,783	25,802	19
Hong Kong Dollar	State Street Bank and Trust Company	11/03/17	180,000	HKD	23,180	23,221	41
						$77,405	$150

Contracts Sold:

Euro	State Street Bank and Trust Company	06/07/17	300,000	EUR	$324,420	$325,769	$(1,349)
British Pound	State Street Bank and Trust Company	06/07/17	35,000	GBP	44,580	44,163	417
Hong Kong Dollar	State Street Bank and Trust Company	11/03/17	2,000,000	HKD	258,298	258,017	281
Japanese Yen	State Street Bank and Trust Company	06/07/17	35,000,000	JPY	309,768	311,689	(1,921)
						$939,638	$(2,572)

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Equity Trust

By (Signature and Title) /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   March 27, 2017

By (Signature and Title)* /s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date   March 27, 2017

* Print the name and title of each signing officer under his or her signature.